Segment Disclosures	12 Months Ended
Dec. 31, 2011
Segment Disclosures
Segment Disclosures

(14) Segment Disclosures

        The Company evaluates its business and makes resource allocations based on its five business segments: (i) senior housing, (ii) post-acute/skilled nursing, (iii) life science, (iv) medical office and (v) hospital. Under the senior housing, post-acute/skilled nursing, life science and hospital segments, the Company invests or co-invests primarily in single operator or tenant properties, through the acquisition and development of real estate, management of operations and by debt issued by operators in these sectors. Under the medical office segment, the Company invests or co-invests through the acquisition and development of medical office buildings ("MOBs") that are leased under gross, modified gross or triple-net leases, generally to multiple tenants, and which generally require a greater level of property management. The accounting policies of the segments are the same as those described under Summary of Significant Accounting Policies (see Note 2). There were no intersegment sales or transfers during the years ended December 31, 2011 and 2010. The Company evaluates performance based upon property net operating income from continuing operations ("NOI") and interest income of the combined investments in each segment.

        Non-segment assets consist primarily of real estate held-for-sale and corporate assets including cash, restricted cash, accounts receivable, net, marketable equity securities and deferred financing costs. Interest expense, depreciation and amortization and non-property specific revenues and expenses are not allocated to individual segments in determining the Company's performance measure. See Note 12 for other information regarding concentrations of credit risk.

        Summary information for the reportable segments follows (in thousands):

        For the year ended December 31, 2011:

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$428,760	$103,896	$178	$70	$532,904	$498,110
Post-acute/skilled nursing	38,003	360,808	98,450	—	497,261	398,218
Life science	288,151	—	—	4	288,155	235,355
Medical office	320,115	—	—	1,999	322,114	192,211
Hospital	83,128	—	1,236	—	84,364	78,798

Total	$1,158,157	$464,704	$99,864	$2,073	$1,724,798	$1,402,692

        For the year ended December 31, 2010:

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$331,828	$49,438	$364	$2,300	$383,930	$352,469
Post-acute/skilled nursing	37,242	—	121,703	—	158,945	37,042
Life science	276,762	—	—	4	276,766	228,270
Medical office	309,285	—	—	2,362	311,647	181,400
Hospital	83,491	—	38,096	—	121,587	78,661

Total	$1,038,608	$49,438	$160,163	$4,666	$1,252,875	$877,842

        For the year ended December 31, 2009

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$286,010	$51,495	$1,147	$2,789	$341,441	$335,980
Post-acute/skilled nursing	36,585	—	82,704	—	119,289	36,450
Life science	254,979	—	—	4	254,983	207,694
Medical office	306,297	—	—	2,519	308,816	175,818
Hospital	81,361	—	40,295	—	121,656	77,487

Total	$965,232	$51,495	$124,146	$5,312	$1,146,185	$833,429

(1)
Represents rental and related revenues, tenant recoveries, and resident fees and services.

(2)
NOI is a non-GAAP supplemental financial measure used to evaluate the operating performance of real estate. The Company defines NOI as rental revenues, including tenant recoveries, resident fees and services, and income from direct financing leases, less property level operating expenses. NOI excludes interest income, investment management fee income, depreciation and amortization, interest expense, general and administrative expenses, litigation settlement and provision, impairments, impairment recoveries, other income, net, income taxes, equity income from and impairments of investments in unconsolidated joint ventures, and discontinued operations. The Company believes NOI provides investors relevant and useful information because it measures the operating performance of the Company's real estate at the property level on an unleveraged basis. The Company uses NOI to make decisions about resource allocations and assess property level performance. The Company believes that net income is the most directly comparable GAAP measure to NOI. NOI should not be viewed as an alternative measure of operating performance to net income as defined by GAAP because it does not reflect the aforementioned excluded items. Further, the Company's definition of NOI may not be comparable to the definition used by other REITs, as those companies may use different methodologies for calculating NOI.

        The following is a reconciliation from NOI to reported net income, the most direct comparable financial measure calculated and presented in accordance with GAAP (in thousands):

	Years ended December 31,
	2011	2010	2009
Net operating income from continuing operations	$1,402,692	$877,842	$833,429
Interest income	99,864	160,163	124,146
Investment management fee income	2,073	4,666	5,312
Depreciation and amortization	(356,623)	(311,008)	(315,736)
Interest expense	(419,337)	(288,538)	(298,600)
General and administrative	(96,150)	(83,046)	(77,899)
Litigation settlement and provision	(125,000)	—	(101,973)
(Impairments) recoveries	(15,400)	11,900	(75,389)
Other income, net	12,335	15,818	7,768
Income taxes	(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures	46,750	4,770	3,511
Impairments of investment in unconsolidated joint venture	—	(71,693)	—
Total discontinued operations	4,539	23,933	43,492

Net income	$554,494	$344,395	$146,151

        The Company's total assets by segment were:

	December 31,
Segments	2011	2010
Senior housing	$5,911,352	$4,342,289
Post-acute/skilled nursing	5,644,472	2,133,640
Life science	3,886,851	3,709,528
Medical office	2,336,302	2,299,311
Hospital	757,618	770,038

Gross segment assets	18,536,595	13,254,806
Accumulated depreciation and amortization	(1,670,511)	(1,427,510)

Net segment assets	16,866,084	11,827,296
Real estate held-for-sale, net	4,159	20,961
Other non-segment assets	538,232	1,483,666

Total assets	$17,408,475	$13,331,923

        On October 5, 2006, simultaneous with the closing of the Company's merger with CRP, the Company also merged with CNL Retirement Corp. ("CRC"). CRP was a REIT that invested primarily in senior housing facilities and MOBs. Under the purchase method of accounting, the assets and liabilities of CRC were recorded at their relative fair values, with $51.7 million paid in excess of the fair value of CRC's assets and liabilities recorded as goodwill. The CRC goodwill amount was allocated in proportion to the assets of the Company's reporting units (property sectors) subsequent to the CRP acquisition.

        Due to a significant decrease in the Company's market capitalization during the first quarter of 2009, it performed an interim assessment of the Company's allocated goodwill balances. In connection with this review, the Company recognized an impairment charge of $1.4 million, included in other income, net, for the goodwill allocated to the life science segment. At December 31, 2011, goodwill of $50.4 million is allocated as follows: (i) senior housing—$30.5 million, (ii) medical office—$11.4 million, (iii) post-acute/skilled nursing—$3.3 million and (iv) hospital—$5.1 million. The Company completed the required annual impairment test during the three months ended December 31, 2011; no impairment was recognized based on the results of this impairment test.